UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

August 2, 2017

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format Risk/Return Summary information that mirrors the Risk/Return summary information in the definitive form of Prospectus, pursuant to Rule 497(c), dated July 29, 2017, for the Dean Mid Cap Value Fund and the Dean Small Cap Value Fund.

If you have any questions or would like further information, please contact me at (513) 587-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl

Secretary